Consolidated Statements Of Operations - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Operating revenues
Operating Revenue	$ 712	$ 1,146
Loss on disposals		(166)
Contingent consideration realized	7	11
Operating expenses
Vessel and rig operating expenses	407	437
Reimbursable expenses	20	16
Depreciation and amortization	391	406
Loss on impairment of long-lived assets	414
General and administrative expenses	100	149
Total operating expenses	1,332	1,008
Operating loss	(613)	(17)
Financial items and other income and expense
Interest income	19	36
Interest expense	(38)	(195)
Share in results from associated companies (net of tax)	149	91
(Loss)/gain on derivative financial instruments	(4)	7
Gain on debt extinguishment		19
Foreign exchange loss		(29)
Unrealized loss on marketable securities	(3)	6
Other financial items and other income/(expense), net		(25)
Reorganization items	(109)
Total financial items and other income/(expense), net	14	(96)
Loss before income taxes	(599)	(113)
Income tax (expense)/benefit	(36)	12
Net loss	(635)	(101)
Net loss attributable to the parent	(477)	(78)
Net loss attributable to the non-controlling interest	(160)	$ (23)
Net loss attributable to the redeemable non-controlling interest	$ 2
Basic loss per share (US dollar)	$ (0.95)	$ (0.16)
Diluted loss per share (US dollar)	$ (0.95)	$ (0.16)
Contract [Member]
Operating revenues
Operating Revenue	$ 619	$ 1,040
Reimbursable [member]
Operating revenues
Operating Revenue	21	18
Other Member [Member]
Operating revenues
Operating Revenue	$ 72	$ 88